Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Notes Receivable (Tables) [Line Items]
Schedule of Notes Receivable

Notes receivable consisted of the following as of December 31, 2024:

CMR Advances	$9,000,000
WTMA Sponsor Notes	1,191,865
WTMA Co-sponsor Notes	331,785
Clever Note	200,000
Notes Receivable	10,723,650
Less: Allowance for credit losses	(5,265,933)
Less: Notes receivable, current portion, net of allowance for credit losses	(957,717)
Notes Receivable, net of current portion, net of allowance for credit losses	$4,500,000